Cover	Jun. 17, 2021
Cover [Abstract]
Entity Registrant Name	SharpSpring, Inc.
Entity Central Index Key	0001506439
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 17, 2021
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	DE
Entity File Number	001-36280
Entity Tax Identification Number	05-0502529
Entity Address Address Line 1	5001 Celebration Pointe Avenue
Entity Address City Or Town	Gainesville
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32608
City Area Code	888
Local Phone Number	428-9605
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SHSP
Security Exchange Name	NASDAQ